Staff costs	12 Months Ended
Jun. 30, 2026
Staff costs
Staff costs

6.Staff costs

	Year ended 30	Year ended 30	Year ended 30
	June 2026	June 2025	June 2024
	US$’000	US$’000	US$’000
Social security contributions	156	43	32
Directors’ salary and fees (note 7)	1,868	463	322
Staff salaries	94	—	—
Share based payments	2,097	162	124
Medical insurance	9	—	—
Total	4,224	668	478

The monthly average number of employees across the Group during the year was 7 (2025: 5), including 5 directors, 1 Chief Financial Officer and 1 Finance Administrator (2025: 5 directors).